Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Prepayments [Abstract]
Summary of prepayments and other assets

(in €‘000)	December 31, 2022	December 31, 2021
Current prepayments and other assets	9,079	11,432
Total	9,079	11,432